Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Net loss	$ (2,701)	$ (1,422)	$ (6,356)	$ (2,823)
Basic weighted-average number of shares outstanding	3,174,913	2,220,303	3,174,913	2,033,539
Dilutive weighted-average number of shares outstanding	3,174,913	2,220,303	3,174,913	2,033,539
Basic loss per share	$ (0.85)	$ (0.64)	$ (2.00)	$ (1.39)
Diluted loss per share	$ (0.85)	$ (0.64)	$ (2.00)	$ (1.39)
Stock options and DSUs [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Warrants	76,796	130,108	76,796	130,108
Warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Warrants	658,846	747,948	658,846	747,948